FINANCIAL INSTRUMENTS - Hedging Accounting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) derivative
Disclosure of detailed information about hedging instruments [line items]
Other financial liabilities	$ 243,015
Gain (loss) on cash flow hedges recognized in profit and loss	(38)
(Losses) gains on cash flow hedges	9,327	$ (3,171)	$ 11
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(492)	(17)
Mutual funds | Argentina
Disclosure of detailed information about hedging instruments [line items]
Assets restricted as collateral	218
Sistemas Globales S.A. | Future contracts | Argentina
Disclosure of detailed information about hedging instruments [line items]
Other financial liabilities	$ 1
Number of interest rate swap transactions | contract	1
Share-based Compensation Expense
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	$ 575	(1,341)
Accumulated other comprehensive income
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	2,362	(2,528)
Interest rate SWAP | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Number of interest rate swap transactions | derivative			4
Number of interest rate swap transactions discontinued | derivative			3
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income		(255)	$ 132
Reserve of cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on cash flow hedges recognized in profit and loss	21,997	(2,332)	(136)
(Losses) gains on cash flow hedges	$ 6,604	$ 1,305	$ (131)